Profit Share (Tables)	9 Months Ended
Sep. 30, 2012
Profit Share [Abstract]
Schedule Of Profit Share Earned And Accrued

	Nine months ended:
	September 30, 2012	September 30, 2011
Profit share earned	$-	$1,385
Profit share accrued at September 30	-	-
Total profit share	$-	$1,385